EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 08, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity
Total dividends paid for ordinary share		$ 269	$ 279	$ 272
Propsed interim dividend, as a percentage of the total dividend from the previous year		40.00%
Distributable reserves		$ 2,569
Ordinary shares
Equity
Ordinary final dividends per share			$ 0.185	$ 0.190	$ 0.186
Interim dividend per ordinary share		$ 0.123	$ 0.123	$ 0.118
Ordinary dividends paid relating to prior years		$ 162	$ 170	$ 166
Ordinary dividends paid relating to current years		107	109	106
Total dividends paid for ordinary share		269	$ 279	$ 272
Proposed final dividend per ordinary share	$ 0.227
Total proposed dividends		$ 198